Cover - shares	12 Months Ended
	Jun. 30, 2022	Oct. 02, 2021
Document Information Line Items
Entity Registrant Name	IRSA Investments and Representations Inc.
Entity Central Index Key	0000933267
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	Yes
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jun. 30, 2022
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Common Stock Shares Outstanding		810,879,553
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-13542
Entity Incorporation State Country Code	C1
Entity Address Address Line 1	Carlos M. Della Paolera 261
Entity Address Address Line 2	9th Floor (C1001ADA)
Entity Address City Or Town	City of Buenos Aires
Entity Address State Or Province	AR
Auditor Name	PRICE WATERHOUSE & Co. S.R.L
Auditor Location	Buenos Aires, Argentina
Auditor Firm Id	1349
Security 12b Title	Common Stock, par value ARS 1.00 per share
Trading Symbol	IRS
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Carlos M. Della Paolera 261
Entity Address Address Line 2	9th Floor, (C1001ADA)
Entity Address City Or Town	City of Buenos Aires
City Area Code	11
Local Phone Number	4323-7449
Contact Personnel Email Address	ir@irsa.com.ar
Contact Personnel Name	Matías Iván Gaivironsky